9. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Balance, December 31, 2011			$ 237,395
Balance, September 30, 2012	752,708		752,708		752,708
Total loss for the period included in earnings relating to the liabilities held at September 30, 2012	(450,330)	(23,191)	(387,185)	(23,191)	(297,944)
FairValueInputsLevel3Member
Defined Benefit Plan Disclosure [Line Items]
Transfers in (out) at mark-market value on date of payoff			(209,487)
Transfers in upon initial fair value of derivative liability			337,615
Gain from change in fair value of derivative liability			387,185
Balance, September 30, 2012	752,708		752,708		752,708
Total loss for the period included in earnings relating to the liabilities held at September 30, 2012			$ (387,185)